Expense Example, No Redemption (Vanguard Capital Opportunity Fund Participant)	Vanguard Capital Opportunity Fund Vanguard Capital Opportunity Fund - Investor Shares 10/1/2013 - 9/30/2014 USD ($)
Expense Example, No Redemption:
1 YEAR	48
3 YEAR	151
5 YEAR	263
10 YEAR	591